Summary of Net-of-Tax Amounts Recorded in OCI Relating to Pension and OPEB Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S Pension and OPEB
Summary of the net-of-tax amounts recorded in OCI relating to pension and OPEB plans
Gain (loss) arising during the year, net of tax expense (benefit) for U.S. plans of $3 in 2015 and $0 in 2014 and 2013 and for international plans of $6 in 2015, ($6) in 2014 and $1 in 2013	$ 5
Amortization of loss to earnings, net of tax expense for U.S. plans of $2 in 2015 and $0 in 2014 and 2013 and for international plans of $3 in 2015, $1 in 2014, and $1 in 2013	5
Pension and other employee benefits gain (loss)	10
International Pension
Summary of the net-of-tax amounts recorded in OCI relating to pension and OPEB plans
Gain (loss) arising during the year, net of tax expense (benefit) for U.S. plans of $3 in 2015 and $0 in 2014 and 2013 and for international plans of $6 in 2015, ($6) in 2014 and $1 in 2013	(7)	$ (4)	$ (11)
Amortization of loss to earnings, net of tax expense for U.S. plans of $2 in 2015 and $0 in 2014 and 2013 and for international plans of $3 in 2015, $1 in 2014, and $1 in 2013	8	3	4
Pension and other employee benefits gain (loss)	$ 1	$ (1)	$ (7)